Taxes On Income (Schedule Of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Domestic	$ (79,900)	$ (46,207)	$ (35,797)
Foreign	38,961	24,017	(15,598)
Income (loss) before taxes	$ (40,939)	$ (22,190)	$ (51,395)